Employee Benefit Plans - Schedule of the actual allocations for the pension assets and target allocations by asset class (Detail) - Pension Plans	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Weighted-average asset allocation (as a percent)	100.00%	100.00%
Equity Securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Allocations (as a percent)	9.00%
Weighted-average asset allocation (as a percent)	10.20%	15.00%
Debt Securities
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Allocations (as a percent)	29.00%
Weighted-average asset allocation (as a percent)	28.90%	23.80%
Other
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Allocations (as a percent)	62.00%
Weighted-average asset allocation (as a percent)	60.90%	61.20%